Taxation - Significant Components of Deferred Tax Assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Deferred tax assets:
Tax losses carried forward	¥ 351,618		¥ 556,851
Carryforwards of un-deducted advertising expenses	175,148		182,318
Accruals and other liabilities	5,167		6,821
Provision for doubtful accounts	7,407		5,792
Impairment of available-for-sale investments	1,633		1,125
Less: valuation allowance	(540,973)		(752,907)	¥ (860,698)	¥ (780,179)
Net deferred tax assets	0		0
Deferred tax liabilities:
Recognition of intangible assets arisen from business combination and unrealized holding gain	3,212		2,571
Recognition of acquired broadcasting license	14,314		18,958
Net deferred tax liabilities	¥ 17,526	$ 2,675	¥ 21,529